BALANCE SHEET VALUES OF FINANCIAL ASSETS AND LIABILITIES BY MEASUREMENT CATEGORIES - Schedule of financial assets and liabilities per level (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
FINANCIAL ASSETS	$ 134.3	$ 127.5
FINANCIAL LIABILITIES	841.0	671.1
Contingent consideration related to acquisitions
Disclosure of detailed information about financial instruments [line items]
FINANCIAL LIABILITIES	20.0	0.0
Amortized cost | Non-current borrowings
Disclosure of detailed information about financial instruments [line items]
FINANCIAL LIABILITIES	792.3	790.8
Amortized cost | Non-current lease liabilities
Disclosure of detailed information about financial instruments [line items]
FINANCIAL LIABILITIES	660.9	439.0
Amortized cost | Other non-current liabilities
Disclosure of detailed information about financial instruments [line items]
FINANCIAL LIABILITIES	4.0	13.6
Amortized cost | Current other borrowings
Disclosure of detailed information about financial instruments [line items]
FINANCIAL LIABILITIES	142.8	136.5
Amortized cost | Current lease liabilities
Disclosure of detailed information about financial instruments [line items]
FINANCIAL LIABILITIES	157.1	116.9
Amortized cost | Accounts payable
Disclosure of detailed information about financial instruments [line items]
FINANCIAL LIABILITIES	769.8	549.0
Amortized cost | Other current liabilities
Disclosure of detailed information about financial instruments [line items]
FINANCIAL LIABILITIES	841.0	671.1
Fair value through OCI | Foreign exchange derivatives
Disclosure of detailed information about financial instruments [line items]
FINANCIAL LIABILITIES	3.2	0.6
Fair value through OCI | Cross Currency Swaps - used in hedge accounting
Disclosure of detailed information about financial instruments [line items]
FINANCIAL LIABILITIES	0.0	1.2
Fair value through OCI | Foreign exchange derivatives - not used in hedge accounting
Disclosure of detailed information about financial instruments [line items]
FINANCIAL LIABILITIES	62.2	14.3
Fair value through profit or loss | Contingent consideration related to acquisitions
Disclosure of detailed information about financial instruments [line items]
FINANCIAL LIABILITIES	20.0
Fair value through profit or loss | Foreign exchange derivatives - not used in hedge accounting
Disclosure of detailed information about financial instruments [line items]
FINANCIAL LIABILITIES	6.0	8.0
Fair Value | Amortized cost | Non-current borrowings
Disclosure of detailed information about financial instruments [line items]
FINANCIAL LIABILITIES	835.8	809.0
Fair Value | Fair value through OCI | Foreign exchange derivatives
Disclosure of detailed information about financial instruments [line items]
FINANCIAL LIABILITIES	3.2	0.6
Fair Value | Fair value through OCI | Cross Currency Swaps - used in hedge accounting
Disclosure of detailed information about financial instruments [line items]
FINANCIAL LIABILITIES	0.0	1.2
Fair Value | Fair value through OCI | Foreign exchange derivatives - not used in hedge accounting
Disclosure of detailed information about financial instruments [line items]
FINANCIAL LIABILITIES	62.2	14.3
Fair Value | Fair value through profit or loss | Contingent consideration related to acquisitions
Disclosure of detailed information about financial instruments [line items]
FINANCIAL LIABILITIES	20.0
Fair Value | Fair value through profit or loss | Foreign exchange derivatives - not used in hedge accounting
Disclosure of detailed information about financial instruments [line items]
FINANCIAL LIABILITIES	6.0	8.0
Fair Value | Level 1
Disclosure of detailed information about financial instruments [line items]
FINANCIAL ASSETS	0.0	0.0
FINANCIAL LIABILITIES	0.0	0.0
Fair Value | Level 2
Disclosure of detailed information about financial instruments [line items]
FINANCIAL ASSETS	24.3	46.7
FINANCIAL LIABILITIES	907.2	833.1
Fair Value | Level 2 | Amortized cost | Non-current borrowings
Disclosure of detailed information about financial instruments [line items]
FINANCIAL LIABILITIES	835.8	809.0
Fair Value | Level 2 | Fair value through OCI | Foreign exchange derivatives
Disclosure of detailed information about financial instruments [line items]
FINANCIAL LIABILITIES	3.2	0.6
Fair Value | Level 2 | Fair value through OCI | Cross Currency Swaps - used in hedge accounting
Disclosure of detailed information about financial instruments [line items]
FINANCIAL LIABILITIES	0.0	1.2
Fair Value | Level 2 | Fair value through OCI | Foreign exchange derivatives - not used in hedge accounting
Disclosure of detailed information about financial instruments [line items]
FINANCIAL LIABILITIES	62.2	14.3
Fair Value | Level 2 | Fair value through profit or loss | Foreign exchange derivatives - not used in hedge accounting
Disclosure of detailed information about financial instruments [line items]
FINANCIAL LIABILITIES	6.0	8.0
Fair Value | Level 3
Disclosure of detailed information about financial instruments [line items]
FINANCIAL ASSETS	77.2	60.0
FINANCIAL LIABILITIES	20.0	0.0
Fair Value | Level 3 | Fair value through profit or loss | Contingent consideration related to acquisitions
Disclosure of detailed information about financial instruments [line items]
FINANCIAL LIABILITIES	20.0
Promissory notes
Disclosure of detailed information about financial instruments [line items]
FINANCIAL ASSETS	0.0	4.2
Amortized cost | Other non-current financial assets
Disclosure of detailed information about financial instruments [line items]
FINANCIAL ASSETS	54.4	43.0
Amortized cost | Promissory notes | Fair Value
Disclosure of detailed information about financial instruments [line items]
FINANCIAL ASSETS	0.0	4.2
Amortized cost | Promissory notes | Fair Value | Level 3
Disclosure of detailed information about financial instruments [line items]
FINANCIAL ASSETS	0.0	4.2
Amortized cost | Hold-to-collect accounts receivable
Disclosure of detailed information about financial instruments [line items]
FINANCIAL ASSETS	750.8	630.7
Amortized cost | Other non-interest yielding receivables
Disclosure of detailed information about financial instruments [line items]
FINANCIAL ASSETS	134.3	127.5
Amortized cost | Promissory notes
Disclosure of detailed information about financial instruments [line items]
FINANCIAL ASSETS	4.4	7.0
Amortized cost | Promissory notes | Fair Value
Disclosure of detailed information about financial instruments [line items]
FINANCIAL ASSETS	4.4	7.0
Amortized cost | Promissory notes | Fair Value | Level 3
Disclosure of detailed information about financial instruments [line items]
FINANCIAL ASSETS	4.4	7.0
Amortized cost | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
FINANCIAL ASSETS	652.3	345.4
Fair value through OCI | Other non-current financial assets
Disclosure of detailed information about financial instruments [line items]
FINANCIAL ASSETS	14.3	12.6
Fair value through OCI | Other non-current financial assets | Fair Value
Disclosure of detailed information about financial instruments [line items]
FINANCIAL ASSETS	14.3	12.6
Fair value through OCI | Other non-current financial assets | Fair Value | Level 3
Disclosure of detailed information about financial instruments [line items]
FINANCIAL ASSETS	14.3	12.6
Fair value through OCI | Foreign exchange derivatives
Disclosure of detailed information about financial instruments [line items]
FINANCIAL ASSETS	0.5	2.2
Fair value through OCI | Foreign exchange derivatives | Fair Value
Disclosure of detailed information about financial instruments [line items]
FINANCIAL ASSETS	0.5	2.2
Fair value through OCI | Foreign exchange derivatives | Fair Value | Level 2
Disclosure of detailed information about financial instruments [line items]
FINANCIAL ASSETS	0.5	2.2
Fair value through OCI | Available for sale receivables
Disclosure of detailed information about financial instruments [line items]
FINANCIAL ASSETS	58.5	36.2
Fair value through OCI | Available for sale receivables | Fair Value
Disclosure of detailed information about financial instruments [line items]
FINANCIAL ASSETS	58.5	36.2
Fair value through OCI | Available for sale receivables | Fair Value | Level 3
Disclosure of detailed information about financial instruments [line items]
FINANCIAL ASSETS	58.5	36.2
Fair value through OCI | Foreign exchange derivatives
Disclosure of detailed information about financial instruments [line items]
FINANCIAL ASSETS	11.5	38.9
Fair value through OCI | Foreign exchange derivatives | Fair Value
Disclosure of detailed information about financial instruments [line items]
FINANCIAL ASSETS	11.5	38.9
Fair value through OCI | Foreign exchange derivatives | Fair Value | Level 2
Disclosure of detailed information about financial instruments [line items]
FINANCIAL ASSETS	11.5	38.9
Fair value through profit or loss | Cross currency swaps
Disclosure of detailed information about financial instruments [line items]
FINANCIAL ASSETS	1.5	0.0
Fair value through profit or loss | Cross currency swaps | Fair Value
Disclosure of detailed information about financial instruments [line items]
FINANCIAL ASSETS	1.5	0.0
Fair value through profit or loss | Cross currency swaps | Fair Value | Level 2
Disclosure of detailed information about financial instruments [line items]
FINANCIAL ASSETS	1.5	0.0
Fair value through profit or loss | Foreign exchange derivatives
Disclosure of detailed information about financial instruments [line items]
FINANCIAL ASSETS	10.8	5.6
Fair value through profit or loss | Foreign exchange derivatives | Fair Value
Disclosure of detailed information about financial instruments [line items]
FINANCIAL ASSETS	10.8	5.6
Fair value through profit or loss | Foreign exchange derivatives | Fair Value | Level 2
Disclosure of detailed information about financial instruments [line items]
FINANCIAL ASSETS	$ 10.8	$ 5.6